GOODWILL	12 Months Ended
Dec. 31, 2022
GOODWILL
GOODWILL

20.   GOODWILL

Goodwill represents an excess of consideration transferred plus the fair value of any non-controlling interest (“NCI”) in the acquiree at the acquisition date over the fair values of the identifiable net assets of the acquired entity. Goodwill is not amortized, but is tested for impairment (Note 21).

The change in the net carrying amount of goodwill for the years ended December 31, 2022 and 2021 by reportable segments was as follows:

	Telecom	Other	Total
Balance at January 1, 2021
Gross amount of goodwill	30,924	13,904	44,828
Accumulated impairment loss	(1,466)	(5,321)	(6,787)
	29,458	8,583	38,041

Acquisitions (Note 4)	4,337	46	4,383
Reclassification (Note 5)	253	(253)	—
Currency translation adjustment	—	395	395

Balance at December 31, 2021
Gross amount of goodwill	35,514	14,092	49,606
Accumulated impairment loss(1)	(1,466)	(5,321)	(6,787)
	34,048	8,771	42,819

Acquisitions (Note 4)	2,609	10,107	12,716
Measurement period adjustment (Note 4)	(61)	—	(61)
Impairment (Note 21)	—	(489)	(489)
Currency translation adjustment	—	709	709

Balance at December 31, 2022
Gross amount of goodwill	38,062	24,908	62,970
Accumulated impairment loss(1)	(1,466)	(5,810)	(7,276)

	36,596	19,098	55,694

(1)Accumulated impairment loss of Other segments as of December 31, 2021 consists of impairment loss of CGU “Armenia” (RUB 3,516 million), impairment loss of CGU “Oblachnyi retail” (RUB 524 million) and impairment loss of CGU “Entertainment” (RUB 1,281 million). As of December 31, 2022 impairment loss of CGU “MTS Auto” (RUB 282 million) and impairment loss of CGU “Gambit” (RUB 207 million) were also recognised within accumulated impairment loss of Other segments.